Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		wfaeqtygtwy-20150701_SupplementTextBlock

SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Emerging Growth Fund
Wells Fargo Advantage Index Fund
Wells Fargo Advantage International Value Fund
Wells Fargo Advantage Small Company Growth Fund
Wells Fargo Advantage Small Company Value Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
C&B Large Cap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2] [3]	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses[4]	1.26%	2.01%	2.01%
Fee Waivers	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.15%	1.90%	1.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diversified Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2]	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.50%	0.50%	0.50%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.38%	2.13%	2.13%
Fee Waivers	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.25%	2.00%	2.00%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2] [3]	0.83%	0.83%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses[4]	1.34%	2.09%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.34%	2.09%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.78%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.37% for Class A and 2.12% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2] [3]	0.13%	0.13%	0.13%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.49%	0.49%	0.49%
Total Annual Fund Operating Expenses[4]	0.62%	1.37%	1.37%
Fee Waivers	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.56%	1.31%	1.31%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.08%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
Effective until the conversion of Investor Class shares of the Fund into Class A shares of the Fund, expected to occur on or about October 23, 2015, the Adviser has contractually committed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Effective upon the conversion of Investor Class shares of the Fund into Class A shares of the Fund, expected to occur on or about October 23, 2015, the Adviser has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.45% for Class A, 1.20% for Class B and 1.20% for Class C. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

International Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2] [3]	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses[4]	1.46%	2.21%	2.21%
Fee Waivers	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.46%	2.21%	2.21%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for Class A, 2.25% for Class B, and 2.25% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2] [3]	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses[4]	1.40%	2.15%	2.15%
Fee Waivers	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.35%	2.10%	2.10%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Company Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2] [3]	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses[4]	1.51%	2.26%	2.26%
Fee Waivers	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.40%	2.15%	2.15%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
C&B Large Cap Value Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$685	$693	$293	$193	$193
3 Years	$941	$920	$620	$620	$620
5 Years	$1,217	$1,273	$1,073	$1,073	$1,073
10 Years	$2,001	$2,045	$2,329	$2,045	$2,329
Diversified Equity Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$695	$703	$303	$203	$203
3 Years	$975	$954	$654	$654	$654
5 Years	$1,275	$1,332	$1,132	$1,132	$1,132
10 Years	$2,126	$2,171	$2,452	$2,171	$2,452
Emerging Growth Fund

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$704	$312	$212
3 Years	$975	$655	$655
5 Years	$1,267	$1,124	$1,124
10 Years	$2,095	$2,421	$2,421
Index Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$629	$633	$233	$133	$133
3 Years	$756	$728	$428	$428	$428
5 Years	$895	$944	$744	$744	$744
10 Years	$1,299	$1,339	$1,641	$1,339	$1,641
International Value Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$715	$724	$324	$224	$224
3 Years	$1,010	$991	$691	$691	$691
5 Years	$1,327	$1,385	$1,185	$1,185	$1,185
10 Years	$2,221	$2,266	$2,544	$2,266	$2,544
Small Company Growth Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$705	$713	$313	$213	$213
3 Years	$983	$963	$663	$663	$663
5 Years	$1,288	$1,345	$1,145	$1,145	$1,145
10 Years	$2,150	$2,194	$2,475	$2,194	$2,475
Small Company Value Fund

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$709	$718	$318	$218	$218
3 Years	$1,015	$996	$696	$696	$696
5 Years	$1,342	$1,400	$1,200	$1,200	$1,200
10 Years	$2,264	$2,309	$2,587	$2,309	$2,587

SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Diversified Equity Fund
Wells Fargo Advantage Emerging Growth Fund
Wells Fargo Advantage Index Fund
Wells Fargo Advantage International Value Fund
Wells Fargo Advantage Small Company Growth Fund
Wells Fargo Advantage Small Company Value Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
C&B Large Cap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses[4]	1.18%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Diversified Equity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2]	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.42%
Acquired Fund Fees and Expenses	0.58%
Total Annual Fund Operating Expenses	1.30%
Fee Waivers	0.30%
Total Annual Fund Operating Expenses After Fee Waiver[3]	1.00%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.83%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Total Annual Fund Operating Expenses[4]	1.26%
Fee Waivers	0.06%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.20%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.78%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.26%
Total Annual Fund Operating Expenses[4]	0.39%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.25%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.08%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

International Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses[4]	1.38%
Fee Waivers	0.13%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.25%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses[4]	1.32%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.20%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Company Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.58%
Total Annual Fund Operating Expenses[4]	1.43%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.20%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
C&B Large Cap Value Fund

After:
1 Year	$97
3 Years	$352
5 Years	$627
10 Years	$1,411
Diversified Equity Fund

After:
1 Year	$102
3 Years	$383
5 Years	$684
10 Years	$1,541
Emerging Growth Fund

After:
1 Year	$122
3 Years	$394
5 Years	$686
10 Years	$1,517
Index Fund

After:
1 Year	$26
3 Years	$96
5 Years	$190
10 Years	$464
International Value Fund

After:
1 Year	$127
3 Years	$424
5 Years	$743
10 Years	$1,646
Small Company Growth Fund

After:
1 Year	$122
3 Years	$394
5 Years	$700
10 Years	$1,569
Small Company Value Fund

After:
1 Year	$122
3 Years	$430
5 Years	$760
10 Years	$1,693

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Emerging Growth Fund
Wells Fargo Advantage International Value Fund
Wells Fargo Advantage Small Company Growth Fund
Wells Fargo Advantage Small Company Value Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees and Class-Level Administration Fee Changes
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee and changes to the class-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
C&B Large Cap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses[4]	0.93%
Fee Waivers	0.23%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.70%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.83%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses[4]	1.01%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.78%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

International Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses[4]	1.13%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.05%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Company Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses[4]	1.07%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.95%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Small Company Value Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.33%
Total Annual Fund Operating Expenses[4]	1.18%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.00%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, each Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
C&B Large Cap Value Fund

After:
1 Year	$72
3 Years	$273
5 Years	$492
10 Years	$1,122
Emerging Growth Fund

After:
1 Year	$92
3 Years	$311
5 Years	$547
10 Years	$1,226
International Value Fund

After:
1 Year	$107
3 Years	$351
5 Years	$615
10 Years	$1,367
Small Company Growth Fund

After:
1 Year	$97
3 Years	$316
5 Years	$566
10 Years	$1,283
Small Company Value Fund

After:
1 Year	$102
3 Years	$357
5 Years	$632
10 Years	$1,416

SUPPLEMENT TO THE
INVESTOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
Wells Fargo Advantage C&B Large Cap Value Fund
Wells Fargo Advantage Emerging Growth Fund
Wells Fargo Advantage Index Fund
(each, a "Fund" and together, the "Funds")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Funds approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, each Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
C&B Large Cap Value Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses[4]	1.37%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.20%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Emerging Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.83%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.62%
Total Annual Fund Operating Expenses[4]	1.45%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.40%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.78%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Index Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.60%
Total Annual Fund Operating Expenses[4]	0.73%
Fee Waivers	0.28%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.45%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.08%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Example of Expenses Changes
In addition, Index Fund's Example of Expenses table in the section entitled "Fund Summary - Example of Expenses" is hereby replaced with the following:
Index Fund

After:
1 Year	$46
3 Years	$175
5 Years	$348
10 Years	$850

SUPPLEMENT TO THE
CLASS R6 PROSPECTUS
OF
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
Wells Fargo Advantage Small Company Growth Fund
(the "Fund")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses[4]	0.97%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.90%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[2],[3]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.26%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	941
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,001
(Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[2],[3]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.01%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 693
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	920
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,273
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,045
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	620
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,045
(Classes A, B and C) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[2],[3]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.01%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	620
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,073
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,329
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	620
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,073
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,329
(Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[6]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.38%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 695
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,275
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,126
(Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[6]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.13%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	954
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,332
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,171
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	654
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,132
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,171
(Classes A, B and C) | (Wells Fargo Advantage Diversified Equity Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[6]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.13%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[7]	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,132
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	654
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,132
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,452
(Classes A, B and C) | (Wells Fargo Advantage Emerging Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Emerging Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[2],[8]	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.34%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 704
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,267
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,095
(Classes A, B and C) | (Wells Fargo Advantage Emerging Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[2],[8]	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.09%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[9]	rr_NetExpensesOverAssets	2.09%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 312
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	655
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,124
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,421
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	655
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,124
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,421
(Classes A, B and C) | (Wells Fargo Advantage Index Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Index Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[2],[10]	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	0.62%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[11]	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 629
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	756
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,299
(Classes A, B and C) | (Wells Fargo Advantage Index Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[2],[10]	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.37%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[11]	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 633
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	728
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,339
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	744
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,339
(Classes A, B and C) | (Wells Fargo Advantage Index Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[2],[10]	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.37%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[11]	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 233
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	744
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,641
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	744
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,641
(Classes A, B and C) | (Wells Fargo Advantage International Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage International Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[2],[12]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.46%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[13]	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 715
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,010
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,327
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,221
(Classes A, B and C) | (Wells Fargo Advantage International Value Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[2],[12]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.21%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[13]	rr_NetExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 724
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	991
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,385
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,266
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,266
(Classes A, B and C) | (Wells Fargo Advantage International Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[2],[12]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.21%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	[13]	rr_NetExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 324
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,544
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,185
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,544
(Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[2],[14]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.40%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[15]	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 705
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	983
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,288
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,150
(Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[2],[14]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.15%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[15]	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 713
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	963
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,345
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,194
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	663
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,145
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,194
(Classes A, B and C) | (Wells Fargo Advantage Small Company Growth Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[2],[14]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.15%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[15]	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	663
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,145
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,475
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	663
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,145
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,475
(Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
(Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[2],[16]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.51%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[17]	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 709
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,015
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,342
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,264
(Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[2],[16]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.26%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[17]	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 718
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	996
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,400
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,309
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	696
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,309
(Classes A, B and C) | (Wells Fargo Advantage Small Company Value Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[2],[16]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.26%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[17]	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	696
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,587
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	696
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,587
(Administrator Class) | (Wells Fargo Advantage C&B Large Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[18]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.18%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[19]	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,411
(Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Diversified Equity Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[20]	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.30%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.30%
Total Annual Fund Operating Expenses After Fee Waiver	[21]	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	383
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	684
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,541
(Administrator Class) | (Wells Fargo Advantage Emerging Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Emerging Growth Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[22]	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.26%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[23]	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,517
(Administrator Class) | (Wells Fargo Advantage Index Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Index Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[24]	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	0.39%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[25]	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	96
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	190
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 464
(Administrator Class) | (Wells Fargo Advantage International Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage International Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[26]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.38%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	[27]	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	424
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	743
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,646
(Administrator Class) | (Wells Fargo Advantage Small Company Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Small Company Growth Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[28]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.32%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[29]	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	700
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,569
(Administrator Class) | (Wells Fargo Advantage Small Company Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Administrator Class) | (Wells Fargo Advantage Small Company Value Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[30]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.43%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[31]	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,693
(Institutional Class) | (Wells Fargo Advantage C&B Large Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[32]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	0.93%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	[33]	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	492
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,122
(Institutional Class) | (Wells Fargo Advantage Emerging Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Emerging Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[34]	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.01%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	[35]	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	311
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,226
(Institutional Class) | (Wells Fargo Advantage International Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage International Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[36]	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.13%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[37]	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	351
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	615
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,367
(Institutional Class) | (Wells Fargo Advantage Small Company Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Small Company Growth Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[38]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.07%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[39]	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	566
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,283
(Institutional Class) | (Wells Fargo Advantage Small Company Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Institutional Class) | (Wells Fargo Advantage Small Company Value Fund) | Institutional Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[40]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.18%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[41]	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	632
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,416
(Investor Class) | (Wells Fargo Advantage C&B Large Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage C&B Large Cap Value Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[42]	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.37%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	[43]	rr_NetExpensesOverAssets	1.20%
(Investor Class) | (Wells Fargo Advantage Emerging Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Emerging Growth Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[44]	rr_ManagementFeesOverAssets	0.83%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.45%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[45]	rr_NetExpensesOverAssets	1.40%
(Investor Class) | (Wells Fargo Advantage Index Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Investor Class) | (Wells Fargo Advantage Index Fund) | Investor Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[46]	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	0.73%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.28%
Total Annual Fund Operating Expenses After Fee Waiver	[47]	rr_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	175
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	348
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 850
(Class R6) | (Wells Fargo Advantage Small Company Growth Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Class R6) | (Wells Fargo Advantage Small Company Growth Fund) | Class R6
Prospectus:		rr_ProspectusTable
Management Fees	[2],[48]	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	0.97%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[49]	rr_NetExpensesOverAssets	0.90%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[3]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[4]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[5]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[7]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The management fee is 0.78%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[9]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.37% for Class A and 2.12% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The management fee is 0.08%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[11]	Effective until the conversion of Investor Class shares of the Fund into Class A shares of the Fund, expected to occur on or about October 23, 2015, the Adviser has contractually committed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Effective upon the conversion of Investor Class shares of the Fund into Class A shares of the Fund, expected to occur on or about October 23, 2015, the Adviser has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.45% for Class A, 1.20% for Class B and 1.20% for Class C. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[13]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for Class A, 2.25% for Class B, and 2.25% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[15]	The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[17]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[19]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	The management fee is 0.25%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[21]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[22]	The management fee is 0.78%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[23]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[24]	The management fee is 0.08%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[25]	The Adviser has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[26]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[27]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[28]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[29]	The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[30]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[31]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[32]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[33]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[34]	The management fee is 0.78%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[35]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[36]	The management fee is 0.85%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[37]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[38]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[39]	The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[40]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[41]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[42]	The management fee is 0.65%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[43]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[44]	The management fee is 0.78%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[45]	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[46]	The management fee is 0.08%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[47]	The Adviser has contractually committed through September 30, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[48]	The management fee is 0.80%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[49]	The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.